Related Party (FY)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party
19. RELATED PARTY
The Company had a license agreement with the University, which was affiliated with a director of the Company at the time of the license agreement. During each of the years ended December 31, 2024 and 2023 the Company recorded expenses in connection with University license fees and certain patent-related costs incurred on its behalf of $0.1 million. The license agreement was terminated in 2024 (see Note 15).
OrbiMed Advisors LLC (“OrbiMed”), a related party of the Company, was previously a stockholder of Pionyr. In connection with the Pionyr acquisition, OrbiMed was allocated 153,121 shares of non-voting common stock and 353,192 shares of Series A Preferred Stock, which converted to common stock pursuant to stockholder approval at a special meeting of stockholders held on October 11, 2023. As of December 31, 2024, OrbiMed beneficially owned approximately 8.45% of the Company’s voting common stock outstanding.